Trade accounts receivable (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Balance at the beginning of the year	R$ (112)	R$ (132)	R$ (173)
Additions	(195)	(87)	(145)
Reversals	112	71	150
Write-off of receivables	14	36	37
Additions by business combination	(4)
Balance at the end of the year	R$ (185)	R$ (112)	R$ (132)